Share-based Payments - Summary of Share-based Payment Liability (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
LTIP, Vested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	£ 0.5	£ 0.5
DSBS, Vested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	0.3	0.2
Vested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	0.8	0.7
LTIP, Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	2.8	2.6
LTIP, Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	6.2	6.1
Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	£ 9.0	£ 8.7